CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (CAD) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2012		Dec. 31, 2014		Dec. 31, 2013		Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Cash flows provided (used) by: Operations
Net earnings (loss)	(36.7)		(72.3)		(127.3)
Items not requiring (providing) cash:
Depreciation and amortization	12.9		44.6		47.0
Impairment and other closure costs	0		16.5		86.9
Deferred income taxes	0.1		0		0
Settlement gain on special pension portability election	0		0		(2.6)
Foreign exchange loss (gain) on long-term debt	3.2		24.1		18.8
Non-cash reorganization items	2.4		0		0.5
Non-cash interest on compromised notes	0		0		0
Employee future benefits, expense over (under) cash contributions	(3.4)		(8.8)		(7.0)
Loss (gain) on disposal of property, plant and equipment	0.4		0		(0.6)
Gain on disposal of non-core assets	0	[1]	(2.4)	[1]	(12.3)	[1]
Other	0.2		4.0		4.1
Cash flows provided (used) by operating activities	52.1		21.3		(7.5)
Investing
Additions to property, plant and equipment	(10.4)		(21.9)		(23.4)
Proceeds from sale of property, plant and equipment	0.8		4.4		0.8
Proceeds from sale of non-core assets			0.3		51.4
Decrease (increase) in restricted cash	3.4		0		3.1
Decrease (increase) in other assets	0		(2.0)		(0.5)
Cash flows used by investing activities	(6.2)		(19.2)		31.4
Financing
Share issue costs	0		0		0
Increase (decrease) in advances to related companies	0		0		0
Increase in revolving loan	(40.0)		18.8		(13.4)
Proceeds from secured term loan	0		0		0
Purchase of Floating Rate Notes	0		(14.5)		(15.8)
Purchase of long-term debt			(14.5)
Deferred financing costs	0		(2.3)		0
DIP financing costs	0	[2]	0		0	[2]
Decrease in other long-term debt	0		(2.0)		(1.1)
Share issuance costs	0		0		0
Distribution received (paid)	0
Cash flows provided (used) by financing activities	(40.0)		(3.3)		(30.3)
Cash and cash equivalents, increase (decrease) in the year	5.9		(1.2)		(6.4)
Cash and cash equivalents, beginning of period	12.6		12.1	[3]	18.5	[3]
Cash and cash equivalents, end of period	18.5	[3]	10.9	[3]	12.1	[3]
Catalyst Paper Corporation [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)	(39.6)				(127.3)
Items not requiring (providing) cash:
Depreciation and amortization	8.8		34.7		36.7
Impairment and other closure costs			14.6		86.9
Foreign exchange loss (gain) on long-term debt	3.2		24.1		18.8
Cash flows provided (used) by operating activities	(90.5)		13.2		52.5
Investing
Additions to property, plant and equipment	(4.2)		(14.0)		(16.5)
Proceeds from sale of property, plant and equipment	0		0		0
Proceeds from sale of non-core assets			0.2		6.6
Decrease (increase) in restricted cash	2.9				0.7
Decrease (increase) in other assets			(5.4)		0.2
Cash flows used by investing activities	(1.3)		(19.2)		(9.0)
Financing
Increase (decrease) in advances to related companies	132.3		8.7		(12.7)
Increase in revolving loan	(40.0)		18.8		(13.4)
Proceeds from secured term loan			18.5
Purchase of Floating Rate Notes			(21.8)		(15.8)
Purchase of long-term debt			(14.5)
Deferred financing costs			(2.3)
Decrease in other long-term debt			(2.0)		(1.1)
Distribution received (paid)	0
Cash flows provided (used) by financing activities	92.3		5.4		(43.0)
Cash and cash equivalents, increase (decrease) in the year	0.5		(0.6)		0.5
Cash and cash equivalents, beginning of period	0.3		1.3		0.8
Cash and cash equivalents, end of period	0.8		0.7		1.3
Subsidiary guarantors [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)	3.2				36.8
Items not requiring (providing) cash:
Depreciation and amortization	2.2		9.9		8.7
Impairment and other closure costs			1.9		0
Foreign exchange loss (gain) on long-term debt	0		0		0
Cash flows provided (used) by operating activities	160.9		64.9		34.3
Investing
Additions to property, plant and equipment	(3.2)		(7.9)		(6.7)
Proceeds from sale of property, plant and equipment	0.8		4.4		0.8
Proceeds from sale of non-core assets			0.1		(7.3)
Decrease (increase) in restricted cash	0.5				2.4
Decrease (increase) in other assets			3.4		(0.7)
Cash flows used by investing activities	(1.9)		0		(11.5)
Financing
Increase (decrease) in advances to related companies	(153.8)		(65.5)		(23.0)
Increase in revolving loan	0		0		0
Proceeds from secured term loan			0
Purchase of Floating Rate Notes			0		0
Purchase of long-term debt			0
Deferred financing costs			0
Decrease in other long-term debt			0		0
Distribution received (paid)	0.4
Cash flows provided (used) by financing activities	(153.4)		(65.5)		(23.0)
Cash and cash equivalents, increase (decrease) in the year	5.6		(0.6)		(0.2)
Cash and cash equivalents, beginning of period	5.2		10.6		10.8
Cash and cash equivalents, end of period	10.8		10.0		10.6
Subsidiary non-guarantors [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)	(4.4)				15.0
Items not requiring (providing) cash:
Depreciation and amortization	1.9		0		1.6
Impairment and other closure costs			0		0
Foreign exchange loss (gain) on long-term debt	0		0		0
Cash flows provided (used) by operating activities	(22.2)		0		(22.9)
Investing
Additions to property, plant and equipment	(3.0)		0		(0.2)
Proceeds from sale of property, plant and equipment	0		0		0
Proceeds from sale of non-core assets			0		39.9
Decrease (increase) in restricted cash	0				0
Decrease (increase) in other assets			0		0
Cash flows used by investing activities	(3.0)		0		39.7
Financing
Increase (decrease) in advances to related companies	25.4		0		(23.5)
Increase in revolving loan	0		0		0
Proceeds from secured term loan			0
Purchase of Floating Rate Notes			0		0
Purchase of long-term debt			0
Deferred financing costs			0
Decrease in other long-term debt			0		0
Distribution received (paid)	(0.4)
Cash flows provided (used) by financing activities	25.0		0		(23.5)
Cash and cash equivalents, increase (decrease) in the year	(0.2)		0		(6.7)
Cash and cash equivalents, beginning of period	7.1		0.2		6.9
Cash and cash equivalents, end of period	6.9		0.2		0.2
Eliminating entries [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)	4.1				(51.8)
Items not requiring (providing) cash:
Depreciation and amortization	0		0		0
Impairment and other closure costs			0		0
Foreign exchange loss (gain) on long-term debt	0		0		0
Cash flows provided (used) by operating activities	3.9		(56.8)		(71.4)
Investing
Additions to property, plant and equipment	0		0		0
Proceeds from sale of property, plant and equipment	0		0		0
Proceeds from sale of non-core assets			0		12.2
Decrease (increase) in restricted cash	0				0
Decrease (increase) in other assets			0		0
Cash flows used by investing activities	0		0		12.2
Financing
Increase (decrease) in advances to related companies	(3.9)		56.8		59.2
Increase in revolving loan	0		0		0
Proceeds from secured term loan			0
Purchase of Floating Rate Notes			0		0
Purchase of long-term debt			0
Deferred financing costs			0
Decrease in other long-term debt			0		0
Distribution received (paid)	0
Cash flows provided (used) by financing activities	(3.9)		56.8		59.2
Cash and cash equivalents, increase (decrease) in the year	0		0		0
Cash and cash equivalents, beginning of period	0		0		0
Cash and cash equivalents, end of period	0		0		0
Predecessor [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)							650.3		(976.6)	(398.2)
Items not requiring (providing) cash:
Depreciation and amortization							23.4		105.5	109.7
Impairment and other closure costs							0		661.8	294.5
Deferred income taxes							(0.7)		(7.6)	(16.1)
Settlement gain on special pension portability election							0		0	0
Foreign exchange loss (gain) on long-term debt							(24.0)		9.7	(27.6)
Non-cash reorganization items							(707.4)		0	0
Non-cash interest on compromised notes							48.4		0	0
Gain on cancellation of long-term debt									0	(0.6)
Employee future benefits, expense over (under) cash contributions							(8.4)		(8.0)	(2.4)
Increase (decrease) in other long-term obligations									(3.1)	(4.2)
Loss (gain) on disposal of property, plant and equipment							(6.7)		(0.1)	(7.2)
Gain on disposal of non-core assets							0	[1]	0	0
Other							2.6		(1.8)	10.9
Changes in non-cash working capital									(20.0)	(12.5)
Cash flows provided (used) by operating activities							(44.0)		(71.5)	(44.1)
Investing
Additions to property, plant and equipment							(12.2)		(19.7)	(11.2)
Proceeds from sale of property, plant and equipment							11.5		1.2	7.9
Proceeds from sale of non-core assets									0	0
Decrease (increase) in restricted cash							(6.4)		0	0
Decrease (increase) in other assets							3.7		0.8	(1.2)
Cash flows used by investing activities							(3.4)		(17.7)	(4.5)
Financing
Share issue costs							(0.2)		0	0
Increase (decrease) in advances to related companies							0
Increase in revolving loan							16.0		48.0	(14.5)
Proceeds from secured term loan							33.1		0	98.4
Purchase of Floating Rate Notes							0		0	0
Purchase of long-term debt									0	0
Deferred financing costs							(9.3)		(2.4)	(4.5)
Repayment of long-term debt									(25.8)	0
Proceeds from (repayment of) Term Loan									0	0
Note exchange costs									0	(8.3)
Settlement on purchase of debt securities									0	(9.2)
DIP financing costs							(3.8)	[2]	0	0
Decrease in other long-term debt							(0.9)		(0.9)	(1.0)
Share issuance costs							(0.2)		0	0
Distribution received (paid)							0
Cash flows provided (used) by financing activities							34.9		18.9	60.9
Cash and cash equivalents, increase (decrease) in the year							(12.5)		(70.3)	12.3
Cash and cash equivalents, beginning of period							25.1		95.4	83.1
Cash and cash equivalents, end of period							12.6	[3]	25.1	95.4
Predecessor [Member] | Catalyst Paper Corporation [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)							473.4
Items not requiring (providing) cash:
Depreciation and amortization							15.4
Foreign exchange loss (gain) on long-term debt							(24.0)
Cash flows provided (used) by operating activities							119.1
Investing
Additions to property, plant and equipment							(4.9)
Proceeds from sale of property, plant and equipment							5.5
Decrease (increase) in restricted cash							(3.6)
Decrease (increase) in other assets							2.6
Cash flows used by investing activities							(0.4)
Financing
Share issue costs							(0.2)
Increase (decrease) in advances to related companies							(155.0)
Increase in revolving loan							16.0
Proceeds from secured term loan							33.1
Deferred financing costs							(9.3)
DIP financing costs							(3.8)
Decrease in other long-term debt							(0.7)
Share issuance costs							(0.2)
Distribution received (paid)							0
Cash flows provided (used) by financing activities							(119.9)
Cash and cash equivalents, increase (decrease) in the year							(1.2)
Cash and cash equivalents, beginning of period							1.5
Cash and cash equivalents, end of period							0.3
Predecessor [Member] | Subsidiary guarantors [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)							216.2
Items not requiring (providing) cash:
Depreciation and amortization							4.1
Foreign exchange loss (gain) on long-term debt							0
Cash flows provided (used) by operating activities							27.5
Investing
Additions to property, plant and equipment							(4.6)
Proceeds from sale of property, plant and equipment							6.0
Decrease (increase) in restricted cash							(2.8)
Decrease (increase) in other assets							1.0
Cash flows used by investing activities							(0.4)
Financing
Share issue costs							0
Increase (decrease) in advances to related companies							(95.4)
Increase in revolving loan							0
Proceeds from secured term loan							0
Deferred financing costs							0
DIP financing costs							0
Decrease in other long-term debt							(0.2)
Share issuance costs							0
Distribution received (paid)							56.3
Cash flows provided (used) by financing activities							(39.3)
Cash and cash equivalents, increase (decrease) in the year							(12.2)
Cash and cash equivalents, beginning of period							17.4
Cash and cash equivalents, end of period							5.2
Predecessor [Member] | Subsidiary non-guarantors [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)							92.6
Items not requiring (providing) cash:
Depreciation and amortization							3.9
Foreign exchange loss (gain) on long-term debt							0
Cash flows provided (used) by operating activities							38.2
Investing
Additions to property, plant and equipment							(2.7)
Proceeds from sale of property, plant and equipment							0
Decrease (increase) in restricted cash							0
Decrease (increase) in other assets							0.1
Cash flows used by investing activities							(2.6)
Financing
Share issue costs							0
Increase (decrease) in advances to related companies							21.6
Increase in revolving loan							0
Proceeds from secured term loan							0
Deferred financing costs							0
DIP financing costs							0
Decrease in other long-term debt							0
Share issuance costs							0
Distribution received (paid)							(56.3)
Cash flows provided (used) by financing activities							(34.7)
Cash and cash equivalents, increase (decrease) in the year							0.9
Cash and cash equivalents, beginning of period							6.2
Cash and cash equivalents, end of period							7.1
Predecessor [Member] | Eliminating entries [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)							(131.9)
Items not requiring (providing) cash:
Depreciation and amortization							0
Foreign exchange loss (gain) on long-term debt							0
Cash flows provided (used) by operating activities							(228.8)
Investing
Additions to property, plant and equipment							0
Proceeds from sale of property, plant and equipment							0
Decrease (increase) in restricted cash							0
Decrease (increase) in other assets							0
Cash flows used by investing activities							0
Financing
Share issue costs							0
Increase (decrease) in advances to related companies							228.8
Increase in revolving loan							0
Proceeds from secured term loan							0
Deferred financing costs							0
DIP financing costs							0
Decrease in other long-term debt							0
Share issuance costs							0
Distribution received (paid)							0
Cash flows provided (used) by financing activities							228.8
Cash and cash equivalents, increase (decrease) in the year							0
Cash and cash equivalents, beginning of period							0
Cash and cash equivalents, end of period							0

[1]	Non-core assets disposed of during the year ended December 31, 2014 include Poplars land, the company’s interest in PRSC Land Developments and the settlement of the mortgage receivable from PRSC Limited Partnership. Non-core assets disposed of for the year ended December 31, 2013 include the Elk Falls site, the Snowflake mill, the shares of the Apache Railway Company, the company’s interest in Powell River Energy Inc, the Port Alberni wastewater treatment facility and two parcels of Poplars land.
[2]	Financing costs incurred in connection with entering into DIP Credit Agreement, including commitment fees, for the duration of the creditor protection proceedings.
[3]	Cash and cash equivalents included in assets held for sale